Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Taxes on Income [Line Items]
Blended corporate tax rate	25.00%	28.00%
Jeffs’ Brands [Member]
Taxes on Income [Line Items]
Carry forward tax losses	$ 10,002		$ 6,418
Smart Pro [Member]
Taxes on Income [Line Items]
Carry forward tax losses	$ 1,494		$ 362
Israeli Tax Laws [Member]
Taxes on Income [Line Items]
Blended corporate tax rate		23.00%
UK tax law [Member]
Taxes on Income [Line Items]
Blended corporate tax rate	19.00%